PGIM S&P 500 Max Buffer ETF - July
Schedule of Investments  (unaudited)
as of July 31, 2025
Description	Shares	Value
Short-Term Investments 104.9%
Affiliated Mutual Fund 2.8%
PGIM Core Government Money Market Fund (7-day effective yield 4.492%) (cost $64,953)(wb)	64,953	$64,953
Options Purchased*~ 102.1%
(cost $2,281,060)		2,311,550

TOTAL INVESTMENTS, BEFORE OPTION WRITTEN 104.9% (cost $2,346,013)		2,376,503
Option Written*~ (4.9)%
(premiums received $95,558)		(111,556)

TOTAL INVESTMENTS, NET OF OPTION WRITTEN 100.0% (cost $2,250,455)		2,264,947
Liabilities in excess of other assets(z) (0.0)%		(697)

Net Assets 100.0%		$2,264,250

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund
S&P—Standard & Poor’s
SPDR—Standard & Poor’s Depositary Receipts

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	06/30/26	$12.36		36		4	$2,214,314
SPDR S&P 500 ETF Trust	Put	06/30/26	$617.85		36		4	97,236
Total Options Purchased (cost $2,281,060)								$2,311,550
Option Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	06/30/26	$662.61		36		4	$(111,556)
(premiums received $95,558)
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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